PHOENIX INVESTMENT PARTNERS


                           SEMIANNUAL REPORT


                                                  JUNE 30, 2001


        OAKHURST




                                                  Phoenix-Oakhurst
                                                  Strategic Allocation
                                                  Fund



[PHOENIX INVESTMENT PARTNERS LOGO]
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended June 30, 2001 for the Phoenix-Oakhurst Strategic Allocation Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574.

  Phoenix Investment Partners' Web site gets a new look this month. Go to www.phoenixinvestments.com for a preview, then click on "Individual Investors" to obtain mutual fund prices and performance information and to enter the Investor Center where you can access your account statement online, make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms. Look for the "Individual Investors" pages to get a makeover soon, too.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                          INVESTMENTS AT JUNE 30, 2001
                                  (UNAUDITED)

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
U.S. GOVERNMENT SECURITIES--6.8%

U.S. TREASURY BONDS--3.5%
U.S. Treasury Bonds 6.125%, 8/15/29......     AAA     $  7,000  $  7,259,714
U.S. Treasury Bonds 6.25%, 5/15/30.......     AAA        1,000     1,060,469
U.S. Treasury Bonds 5.375%, 2/15/31......     AAA        1,000       947,969
                                                                ------------
                                                                   9,268,152
                                                                ------------
U.S. TREASURY NOTES--3.3%
U.S. Treasury Notes 5.25%, 8/15/03.......     AAA          403       410,234
U.S. Treasury Notes 4.25%, 11/15/03......     AAA        6,000     5,971,980
U.S. Treasury Notes 4.75%, 2/15/04.......     AAA          700       703,793
U.S. Treasury Notes 5.625%, 5/15/08......     AAA        1,100     1,122,516
U.S. Treasury Notes 6%, 8/15/09..........     AAA          150       155,990
U.S. Treasury Notes 5.75%, 8/15/10.......     AAA          180       184,192
                                                                ------------
                                                                   8,548,705
                                                                ------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,640,964)                                     17,816,857
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--0.2%

GNMA 6.50%, 6/15/28......................     AAA          435       430,767
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $434,008)                                           430,767
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--0.9%
Fannie Mae 6.625%, 9/15/09...............     AAA        2,390     2,475,739
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,387,279)                                       2,475,739
----------------------------------------------------------------------------
MUNICIPAL BONDS--4.4%
CALIFORNIA--1.1%
Kern County Pension Obligation Revenue
Taxable 7.26%, 8/15/14...................     AAA          450       473,809

Long Beach Pension Obligation Taxable
6.87%, 9/1/06............................     AAA          905       944,042
                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
CALIFORNIA--CONTINUED

San Bernardino County Pension Obligation
Revenue Taxable 6.87%, 8/1/08............     AAA     $    455  $    475,311

Ventura County Pension Obligation Taxable
6.54%, 11/1/05...........................     AAA        1,100     1,144,484
                                                                ------------
                                                                   3,037,646
                                                                ------------

FLORIDA--2.4%
Miami Beach Special Obligation Revenue
Taxable 8.60%, 9/1/21....................     AAA        3,600     3,857,220

Tampa Solid Waste System Revenue Taxable
Series A 6.23%, 10/1/05..................     AAA        1,800     1,820,862

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(e)........     AAA          595       606,561
                                                                ------------
                                                                   6,284,643
                                                                ------------

NEW YORK--0.5%
New York State Dormitory Authority
Pension Obligation Revenue Taxable 6.90%,
4/1/03...................................     AA-          600       615,582

New York State Environmental Facilities
Corp. Revenue Taxable 6.70%, 3/15/08.....     AAA          600       616,644
                                                                ------------
                                                                   1,232,226
                                                                ------------

PENNSYLVANIA--0.4%
Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09..................................     AAA        1,175     1,135,532
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $11,670,094)                                     11,690,047
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.0%
AESOP Funding II LLC 97-1A, A2 6.40%,
10/20/03.................................     AAA        1,600     1,631,365

2                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
AESOP Funding II LLC 98-1, A 6.14%,
5/20/06..................................     AAA     $  1,000  $  1,017,812

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18...........................     AAA          875       908,223

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02.........................     A+           600       605,719

Capital Auto Receivables Asset Trust
00-2, A2 6.51%, 4/15/03..................     AAA        2,000     2,023,125

Ford Credit Auto Owner Trust 99-B, A4
5.80%, 6/15/02...........................     AAA          151       150,793

Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27...........................     AA-        1,150     1,147,871

Green Tree Financial Corp. 96-7, M1
7.70%, 10/15/27..........................     AA-        1,000       995,000

Premier Auto Trust 98-3, B 6.14%,
9/8/04...................................     AAA          500       507,045

WFS Financial Owner Trust 00-D, A3 6.83%,
7/20/05..................................     AAA        1,500     1,545,928
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $10,414,601)                                     10,532,881
----------------------------------------------------------------------------
CORPORATE BONDS--2.2%

AIRLINES--0.2%
Northwest Airlines Corp. Series 2000-1
Class G 8.072%, 10/1/19..................     AAA          597       643,289

BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
Adelphia Communications Corp. 10.25%,
6/15/11..................................     B+           375       371,250
Charter Communications Holdings LLC
8.625%, 4/1/09...........................     B+           250       238,750

Charter Communications Holdings LLC 144A
10%, 5/15/11(d)..........................     B+           500       510,000

Comcast Cable Communications, Inc.
7.125%, 6/15/13..........................     BBB          500       497,132
                                                                ------------
                                                                   1,617,132
                                                                ------------
                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------

COMPUTERS (SOFTWARE & SERVICES)--0.2%
Computer Associates International, Inc.
Series B 6.375%, 4/15/05.................    BBB+     $    435  $    412,629

FINANCIAL (DIVERSIFIED)--0.2%
Pemex Project Funding Master Trust RegS
9.125%, 10/13/10.........................     BB+          500       529,375

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
MGM Mirage, Inc. 9.75%, 6/1/07...........     BB+          100       106,750

HARDWARE & TOOLS--0.2%
Black & Decker Corp. 144A 7.125%,
6/1/11(d)................................     BBB          450       446,079

HEALTH CARE (SPECIALIZED SERVICES)--0.1%
HEALTHSOUTH Corp. 10.75%, 10/1/08........     BB+          250       270,411

INSURANCE (MULTI-LINE)--0.1%
Willis Corroon Corp. 9%, 2/1/09..........     B+           210       214,725

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
Chesapeake Energy Corp. 144A 8.125%,
4/1/11(d)................................     B+           250       235,313

PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc. 8.50%,
12/15/05.................................     BB-          250       248,750

Nortek, Inc. Series B 8.875%, 8/1/08.....     B+           400       387,000
                                                                ------------
                                                                     635,750
                                                                ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Worldcom, Inc. 7.50%, 5/15/11............    BBB+          500       486,825

TRUCKS & PARTS--0.1%
Cummins Engine, Inc. 6.45%, 3/1/05.......     BBB          240       230,558
----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $5,789,868)                                       5,828,836
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.1%

CS First Boston Mortgage Securities Corp.
97-C2, A3 6.55%, 1/17/35.................     AAA        2,750     2,783,825

DLJ Commercial Mortgage Corp. 98-CF2, A1B
6.24%, 11/12/31(f).......................   Aaa(c)       2,550     2,529,072

DLJ Commercial Mortgage Corp. 99-CG1, A1B
6.46%, 3/10/32...........................   Aaa(c)       2,000     2,005,760

                       See Notes to Financial Statements                       3

Phoenix-Oakhurst Strategic Allocation Fund

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
First Horizon Asset Securities 01-5 A3,
W.I. 6.75%, 7/25/31......................     AAA     $  1,750  $  1,718,281

First Union - Lehman Brothers Commercial
Mortgage 97-C1, B 7.43%, 4/18/07.........    Aa(c)         600       623,429
First Union Commercial Mortgage Trust
99-C1, A2 6.07%, 10/15/08................     AAA        2,000     1,954,375

Fleet Credit Card Master Trust II,
2000-C, A 7.02%, 2/15/08.................     AAA        1,500     1,566,488

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26..................     AA           232       234,299

J.P. Morgan Chase Commercial Mortgage
Securities 01-CIBC, A3 6.26%, 3/15/33....     AAA        2,000     1,945,547

LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08...............     AAA        2,000     1,986,118
Lehman Large Loan 97-LLI, B 6.95%,
3/12/07..................................     AA+          725       745,729

Nationslink Funding Corp. 96-1, B 7.69%,
12/20/05.................................     AA           325       336,172

Prudential Home Mortgage Securities 94-A
3B3, 6.798%, 4/28/24(e)..................   AA-(c)       1,542     1,532,393

Residential Funding Mortgage Securities I
96-S1, A11 7.10%, 1/25/26................     AAA        1,446     1,443,621
Residential Funding Mortgage Securities I
96-S4, M1 7.25%, 2/25/26.................     AAA          439       441,929

Residential Funding Mortgage Securities I
00-S2, A3 7.50%, 2/25/30.................     AAA        2,370     2,461,705

Washington Mutual Bank 99-WM3 2A5 7.50%,
11/19/29.................................   Aaa(c)       2,400     2,479,872
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,440,046)                                     26,788,615
----------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--5.5%

BULGARIA--0.9%
Republic of Bulgaria IAB PDI 6.313%,
7/28/11(e)...............................     B+           750       592,969
                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
BULGARIA--CONTINUED

Republic of Bulgaria IAB RPDI 6.313%,
7/28/11(e)...............................     B+      $    915  $    723,422

Republic of Bulgaria FLIRB Bearer Series
A 3%, 7/28/12(e).........................     B+         1,380     1,122,112
                                                                ------------
                                                                   2,438,503
                                                                ------------

CHILE--0.2%
Republic of Chile 6.875%, 4/28/09........     A-           600       597,596

COLOMBIA--0.2%
Republic of Columbia 9.75%, 4/9/11.......     BBB          500       511,250

COSTA RICA--0.5%
Republic of Costa Rica 144A 9.335%,
5/15/09(d)...............................     BB         1,190     1,265,863

CROATIA--0.3%
Croatia Series B 6.25%, 7/31/06(e).......    BBB-          291       286,736
Croatia Series A 6.25%, 7/31/10(e).......    BBB-          566       554,368
                                                                ------------
                                                                     841,104
                                                                ------------

EL SALVADOR--0.5%
Republic of El Salvador 144A 9.50%,
8/15/06(d)...............................     BB+        1,300     1,400,750

MEXICO--0.6%
United Mexican States Global Bond 8.125%,
12/30/19.................................     BB+        1,500     1,417,500

PANAMA--0.8%
Republic of Panama 9.625%, 2/8/11........     BB+          500       507,500
Republic of Panama 8.875%, 9/30/27.......     BB+        1,750     1,588,125
                                                                ------------
                                                                   2,095,625
                                                                ------------

POLAND--1.2%
Republic of Poland Bearer PDI 6%,
10/27/14.................................    BBB+        3,260     3,221,369

URUGUAY--0.3%
Republic of Uruguay 7.875%, 7/15/27......    BBB-          750       720,000
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $13,797,039)                                     14,509,560
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--2.7%

BERMUDA--0.1%
Global Crossing Holdings Ltd. 9.125%,
11/15/06.................................     BB           500       396,250

4                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)       VALUE
                                           ---------  --------  ------------
CAYMAN ISLANDS--1.7%
Pemex Finance Ltd. 9.03%, 2/15/11........    BBB+     $  3,000  $  3,325,410
Pemex Finance Ltd. 7.33%, 5/15/12........     AAA          750       782,092
Triton Energy Ltd. 8.875%, 10/1/07.......     BB-          250       257,500
                                                                ------------
                                                                   4,365,002
                                                                ------------

CHILE--0.2%
Empresa Nacional de Electricidad SA
8.50%, 4/1/09............................    BBB+          200       202,662
Petropower I Funding Trust 144A 7.36%,
2/15/14(d)...............................     BBB          443       402,957
                                                                ------------
                                                                     605,619
                                                                ------------

MEXICO--0.2%
Telefonos de Mexico SA 144A 8.25%,
1/26/06(d)...............................     BB+          500       516,575

NETHERLANDS--0.5%
Deutsche Telekom International Finance BV
8%, 6/15/10..............................     A-           350       361,572
HSBC Capital Funding LP 144A 9.547%,
12/29/49(d)(e)...........................     A-           850       960,540
                                                                ------------
                                                                   1,322,112
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,876,626)                                       7,205,558
----------------------------------------------------------------------------

                                                       SHARES
                                                      --------
COMMON STOCKS--55.9%

AEROSPACE/DEFENSE--1.1%
General Dynamics Corp...........................        26,700     2,077,527
Northrop Grumman Corp...........................         9,900       792,990
                                                                ------------
                                                                   2,870,517
                                                                ------------

AIR FREIGHT--0.4%
FedEx Corp.(b)..................................        27,700     1,113,540

BANKS (MAJOR REGIONAL)--2.4%
FleetBoston Financial Corp......................        86,600     3,416,370
Wells Fargo & Co................................        59,800     2,776,514
                                                                ------------
                                                                   6,192,884
                                                                ------------

                                                       SHARES      VALUE
                                                      --------  ------------

BANKS (MONEY CENTER)--1.5%
Bank of America Corp............................        67,300  $  4,040,019

BEVERAGES (NON-ALCOHOLIC)--1.5%
PepsiCo, Inc....................................        90,000     3,978,000

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
AT&T Corp.- Liberty Media Corp. Class A(b)......        66,200     1,157,838
Clear Channel Communications, Inc.(b)...........        57,100     3,580,170
                                                                ------------
                                                                   4,738,008
                                                                ------------

CHEMICALS--0.5%
Du Pont (E.I.) de Nemours & Co..................        27,600     1,331,424

CHEMICALS (SPECIALTY)--0.2%
Ecolab, Inc.....................................        12,800       524,416

COMMUNICATIONS EQUIPMENT--0.8%
ADC Telecommunications, Inc.(b).................        48,300       318,780
ADTRAN, Inc.(b).................................        29,300       600,650
American Tower Corp. Class A(b).................        22,200       458,874
Harris Corp.....................................        30,600       832,626
                                                                ------------
                                                                   2,210,930
                                                                ------------

COMPUTERS (HARDWARE)--1.3%
International Business Machines Corp............        30,100     3,401,300

COMPUTERS (NETWORKING)--0.9%
Cisco Systems, Inc.(b)..........................       135,200     2,460,640

COMPUTERS (PERIPHERALS)--0.2%
Maxtor Corp.(b).................................       120,200       631,050

COMPUTERS (SOFTWARE & SERVICES)--3.5%
Computer Associates International, Inc..........        59,600     2,145,600
Microsoft Corp.(b)..............................        97,800     7,139,400
                                                                ------------
                                                                   9,285,000
                                                                ------------

DISTRIBUTORS (FOOD & HEALTH)--2.9%
Cardinal Health, Inc............................        58,950     4,067,550
McKesson HBOC, Inc..............................        94,700     3,515,264
                                                                ------------
                                                                   7,582,814
                                                                ------------

ELECTRIC COMPANIES--0.6%
Duke Energy Corp................................        37,400     1,458,974

ELECTRICAL EQUIPMENT--2.9%
General Electric Co.............................       155,700     7,590,375

ELECTRONICS (INSTRUMENTATION)--0.5%
Agilent Technologies, Inc.(b)...................        22,200       721,500

                       See Notes to Financial Statements                       5

Phoenix-Oakhurst Strategic Allocation Fund

                                                       SHARES      VALUE
                                                      --------  ------------
ELECTRONICS (INSTRUMENTATION)--CONTINUED
Credence Systems Corp.(b).......................        23,100  $    559,944
                                                                ------------
                                                                   1,281,444
                                                                ------------
ELECTRONICS (SEMICONDUCTORS)--1.3%
Altera Corp.(b).................................        57,500     1,667,500
Intel Corp......................................        28,500       833,625
Micron Technology, Inc.(b)......................        25,300     1,039,830
                                                                ------------
                                                                   3,540,955
                                                                ------------

ENTERTAINMENT--2.0%
AOL Time Warner, Inc.(b)........................        41,700     2,210,100
Viacom, Inc. Class B(b).........................        56,500     2,923,875
                                                                ------------
                                                                   5,133,975
                                                                ------------

EQUIPMENT (SEMICONDUCTORS)--1.7%
Applied Materials, Inc.(b)......................        23,400     1,148,940
Lam Research Corp.(b)...........................        64,600     1,915,390
Novellus Systems, Inc.(b).......................        12,000       681,480
Teradyne, Inc.(b)...............................        21,800       721,580
                                                                ------------
                                                                   4,467,390
                                                                ------------
FINANCIAL (DIVERSIFIED)--5.1%
Citigroup, Inc..................................       118,200     6,245,688
Freddie Mac.....................................        34,100     2,387,000
Heller Financial, Inc. Class A..................        34,500     1,380,000
Morgan Stanley Dean Witter & Co.................        53,400     3,429,882
                                                                ------------
                                                                  13,442,570
                                                                ------------

FOODS--0.5%
Dean Foods Co...................................        17,000       683,400
Suiza Foods Corp.(b)............................        11,000       584,100
                                                                ------------
                                                                   1,267,500
                                                                ------------

HEALTH CARE (DIVERSIFIED)--0.8%
Bristol-Myers Squibb Co.........................        39,700     2,076,310

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
Pfizer, Inc.....................................       102,500     4,105,125
HEALTH CARE (GENERIC AND OTHER)--0.7%
King Pharmaceuticals, Inc.(b)...................        34,000     1,827,500

HEALTH CARE (HOSPITAL MANAGEMENT)--0.5%
HCA, Inc........................................        19,700       890,243
Health Management Associates, Inc. Class A(b)...        25,900       544,936
                                                                ------------
                                                                   1,435,179
                                                                ------------

                                                       SHARES      VALUE
                                                      --------  ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
Bard (C.R.), Inc................................        32,500  $  1,850,875
Beckman Coulter, Inc............................        15,600       636,480
                                                                ------------
                                                                   2,487,355
                                                                ------------

INSURANCE (MULTI-LINE)--1.8%
American International Group, Inc...............        56,000     4,816,000

MANUFACTURING (DIVERSIFIED)--2.9%
Tyco International Ltd..........................       138,181     7,530,865

OFFICE EQUIPMENT & SUPPLIES--0.3%
Miller (Herman), Inc............................        33,300       805,860

OIL & GAS (DRILLING & EQUIPMENT)--0.7%
Baker Hughes, Inc...............................        14,400       482,400
Schlumberger Ltd................................         7,500       394,875
Tidewater, Inc..................................        17,800       671,060
Transocean Sedco Forex, Inc.....................         6,200       255,750
                                                                ------------
                                                                   1,804,085
                                                                ------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.5%
Anadarko Petroleum Corp.........................        12,000       648,360
Unocal Corp.....................................        21,100       720,565
                                                                ------------
                                                                   1,368,925
                                                                ------------

OIL (DOMESTIC INTEGRATED)--0.4%
Conoco, Inc. Class A............................        33,800       953,160

OIL (INTERNATIONAL INTEGRATED)--1.0%
Chevron Corp....................................         9,200       832,600
Exxon Mobil Corp................................        21,800     1,904,230
                                                                ------------
                                                                   2,736,830
                                                                ------------

PAPER & FOREST PRODUCTS--0.3%
International Paper Co..........................        20,500       731,850

RETAIL (COMPUTERS & ELECTRONICS)--1.6%
Best Buy Co., Inc.(b)...........................        22,400     1,422,848
Tech Data Corp.(b)..............................        83,000     2,768,880
                                                                ------------
                                                                   4,191,728
                                                                ------------

RETAIL (DRUG STORES)--0.4%
Caremark Rx, Inc.(b)............................        70,600     1,161,370

RETAIL (FOOD CHAINS)--0.5%
Safeway, Inc.(b)................................        26,400     1,267,200

RETAIL (GENERAL MERCHANDISE)--1.2%
Wal-Mart Stores, Inc............................        62,300     3,040,240

6                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                                                       SHARES      VALUE
                                                      --------  ------------
SAVINGS & LOAN COMPANIES--0.2%
Golden State Bancorp, Inc.......................        20,500  $    631,400
SERVICES (ADVERTISING/MARKETING)--0.6%
Lamar Advertising Co.(b)........................        37,800     1,663,200
SERVICES (COMMERCIAL & CONSUMER)--1.6%
Cendant Corp.(b)................................       113,100     2,205,450
Crown Castle International Corp.(b).............        60,300       988,920
Viad Corp.......................................        41,800     1,103,520
                                                                ------------
                                                                   4,297,890
                                                                ------------

SERVICES (DATA PROCESSING)--1.3%
CheckFree Corp.(b)..............................        16,300       571,641
Fiserv, Inc.(b).................................        46,100     2,949,478
                                                                ------------
                                                                   3,521,119
                                                                ------------

TELEPHONE--1.3%
SBC Communications, Inc.........................        51,900     2,079,114
Verizon Communications, Inc.....................        23,800     1,273,300
                                                                ------------
                                                                   3,352,414
                                                                ------------

TEXTILES (APPAREL)--0.6%
Jones Apparel Group, Inc.(b)....................        16,600       717,120
Liz Claiborne, Inc..............................        17,800       898,010
                                                                ------------
                                                                   1,615,130
                                                                ------------
TRUCKERS--0.6%
United Parcel Service, Inc. Class B.............        27,400     1,583,720
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $116,297,098)                                   147,548,180
----------------------------------------------------------------------------
FOREIGN COMMON STOCKS--0.6%

COMMUNICATIONS EQUIPMENT--0.1%
Nortel Networks Corp. (Canada)(b)...............        24,800       225,432
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Elan Corp. PLC ADR (Ireland)(b).................        20,500     1,250,500
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $966,751)                                         1,475,932
----------------------------------------------------------------------------

                                                       SHARES      VALUE
                                                      --------  ------------
UNIT INVESTMENT TRUSTS--1.2%
S&P 500 Depository Receipts.....................        26,400  $  3,237,960
----------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $3,468,207)                                       3,237,960
----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.5%
(IDENTIFIED COST $216,182,581)                                   249,540,932
----------------------------------------------------------------------------

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)
                                           ---------  --------
SHORT-TERM OBLIGATIONS--5.8%

COMMERCIAL PAPER--5.8%
International Lease Finance Corp. 3.82%,
7/5/01...................................    A-1+     $  3,810     3,809,192

Abbott Laboratories 3.80%, 7/5/01........    A-1+        1,740     1,739,265
Koch Industries, Inc. 4%, 7/5/01.........    A-1+        2,230     2,229,009
Gannett Co. 3.85%, 7/9/01................     A-1        3,150     3,147,305

Special Purpose Accounts Receivable
Cooperative Corp. 3.74%, 7/26/01.........     A-1        2,500     2,493,507

Honeywell International 3.72%, 8/31/01...     A-1        1,855     1,843,561
                                                                ------------
                                                                  15,261,839
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $15,261,585)                                     15,261,839
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $231,444,166)                                   264,802,771(a)
Other assets and liabilities, net--(0.3%)                           (676,666)
                                                                ------------
NET ASSETS--100.0%                                              $264,126,105
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,245,259 and gross depreciation of $7,185,454 for federal income tax purposes. At June 30, 2001, the aggregate cost of securities for federal income tax purposes was $231,742,966.
(b)  Non-income producing.
(c)  As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, these securities amounted to a value of $5,738,077 or 2.2% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f)  All or portion segregated as collateral for when issued security.

                       See Notes to Financial Statements                       7

Phoenix-Oakhurst Strategic Allocation Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  including $439,983 of securities on loan
  (Identified cost $231,444,166)                              $  264,802,771
Cash                                                                  43,996
Short-term investments held as collateral for loaned
  securities                                                         456,500
Receivables
  Interest and dividends                                           1,350,093
  Receivable from adviser                                             54,636
  Fund shares sold                                                       862
  Investment securities sold                                          12,043
                                                              --------------
    Total assets                                                 266,720,901
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,735,180
  Collateral on securities loaned                                    456,500
  Fund shares repurchased                                             19,134
  Investment advisory fee                                            141,757
  Transfer agent fee                                                  80,169
  Distribution fee                                                    60,560
  Financial agent fee                                                 19,476
  Trustees' fee                                                        8,734
Accrued expenses                                                      73,286
                                                              --------------
    Total liabilities                                              2,594,796
                                                              --------------
NET ASSETS                                                    $  264,126,105
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  235,677,763
Undistributed net investment income                                  674,650
Accumulated net realized loss                                     (5,584,913)
Net unrealized appreciation                                       33,358,605
                                                              --------------
NET ASSETS                                                    $  264,126,105
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $254,304,807)               16,700,553
Net asset value per share                                             $15.23
Offering price per share $15.23/(1-5.75%)                             $16.16

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $9,821,298)                    655,246
Net asset value and offering price per share                          $14.99

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    3,892,138
Dividends                                                            714,195
Security lending                                                      20,079
Foreign taxes withheld                                                   (70)
                                                              --------------
    Total investment income                                        4,626,342
                                                              --------------
EXPENSES
Investment advisory fee                                              858,246
Distribution fee, Class A                                            317,970
Distribution fee, Class B                                             48,497
Financial agent fee                                                  116,751
Transfer agent                                                       220,295
Printing                                                              99,819
Registration                                                          23,679
Professional                                                          20,241
Custodian                                                             15,999
Trustees                                                              11,682
Miscellaneous                                                         14,292
                                                              --------------
    Total expenses                                                 1,747,471
    Custodian fees paid indirectly                                      (407)
                                                              --------------
    Net expenses                                                   1,747,064
                                                              --------------
NET INVESTMENT INCOME                                              2,879,278
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,719,701)
Net change in unrealized appreciation (depreciation) on
  investments                                                      4,954,945
                                                              --------------
NET GAIN ON INVESTMENTS                                            2,235,244
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    5,114,522
                                                              ==============

8                      See Notes to Financial Statements

Phoenix-Oakhurst Strategic Allocation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/01      Year Ended
                                          (Unaudited)     12/31/00
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  2,879,278  $  6,513,003
  Net realized gain (loss)                  (2,719,701)   27,260,730
  Net change in unrealized appreciation
    (depreciation)                           4,954,945   (35,257,225)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                5,114,522    (1,483,492)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (2,982,192)   (5,548,761)
  Net investment income, Class B               (87,232)     (149,978)
  Net realized gains, Class A                       --   (28,245,807)
  Net realized gains, Class B                       --    (1,078,179)
  In excess of net realized gains,
    Class A                                         --    (2,751,845)
  In excess of net realized gains,
    Class B                                         --      (105,041)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (3,069,424)  (37,879,611)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (152,439
    and 178,895 shares, respectively)        2,291,044     3,089,171
  Net asset value of shares issued from
    reinvestment of distributions
    (161,756 and 2,144,587 shares,
    respectively)                            2,470,029    32,215,021
  Cost of shares repurchased (1,058,139
    and 2,371,077 shares, respectively)    (15,938,098)  (41,020,184)
                                          ------------  ------------
Total                                      (11,177,025)   (5,715,992)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (50,964
    and 46,906 shares, respectively)           753,923       800,285
  Net asset value of shares issued from
    reinvestment of distributions
    (5,013 and 80,621 shares,
    respectively)                               75,340     1,191,857
  Cost of shares repurchased (65,549 and
    160,632 shares, respectively)             (974,115)   (2,753,946)
                                          ------------  ------------
Total                                         (144,852)     (761,804)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                (11,321,877)   (6,477,796)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     (9,276,779)  (45,840,899)
NET ASSETS
  Beginning of period                      273,402,884   319,243,783
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $674,650 AND $864,796, RESPECTIVELY]  $264,126,105  $273,402,884
                                          ============  ============

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Strategic Allocation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED DECEMBER 31,
                                                    6/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period               $  15.11       $   17.56     $   17.03     $   15.43     $   15.52     $   15.98
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.17            0.40          0.32          0.25          0.30          0.31
  Net realized and unrealized gain (loss)              0.13           (0.52)         1.51          2.80          2.81          1.10
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.30           (0.12)         1.83          3.05          3.11          1.41
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.18)          (0.35)        (0.35)        (0.24)        (0.30)        (0.29)
  Dividends from net realized gains                      --           (1.80)        (0.95)        (1.21)        (2.90)        (1.58)
  In excess of net realized gains                        --           (0.18)           --            --            --            --
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.18)          (2.33)        (1.30)        (1.45)        (3.20)        (1.87)
                                                   --------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                              0.12           (2.45)         0.53          1.60         (0.09)        (0.46)
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $  15.23       $   15.11     $   17.56     $   17.03     $   15.43     $   15.52
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                        1.98%(5)       (0.41)%       10.97%        20.38%        20.68%         8.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $254,305        $263,509      $307,130      $318,847      $308,524      $309,678

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.30%(4)(2)      1.22%(2)      1.20%(3)      1.17%(2)      1.17%        1.21%
  Net investment income                                2.21%(4)        2.22%         1.75%         1.51%         1.68%         1.78%
Portfolio turnover                                       27%(5)          61%           69%          144%          355%          275%

                                                                                       CLASS B
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED DECEMBER 31,
                                                    6/30/01       -----------------------------------------------------------------
                                                  (UNAUDITED)          2000          1999          1998          1997          1996
Net asset value, beginning of period               $  14.88       $   17.36     $   16.87     $   15.30     $   15.43     $   15.89
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.11            0.26          0.18          0.12          0.18          0.19
  Net realized and unrealized gain (loss)              0.13           (0.51)         1.50          2.78          2.77          1.09
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.24           (0.25)         1.68          2.90          2.95          1.28
                                                   --------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.13)          (0.25)        (0.24)        (0.12)        (0.18)        (0.16)
  Dividends from net realized gains                      --           (1.80)        (0.95)        (1.21)        (2.90)        (1.58)
  In excess of net realized gains                        --           (0.18)           --            --            --            --
                                                   --------       ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.13)          (2.23)        (1.19)        (1.33)        (3.08)        (1.74)
                                                   --------       ---------     ---------     ---------     ---------     ---------
Change in net asset value                              0.11           (2.48)         0.49          1.57         (0.13)        (0.46)
                                                   --------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                     $  14.99       $   14.88     $   17.36     $   16.87     $   15.30     $   15.43
                                                   ========       =========     =========     =========     =========     =========
Total return(1)                                        1.64%(5)       (1.21)%       10.14%        19.53%        19.74%         7.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $9,821          $9,894       $12,114       $11,673       $10,931        $9,594

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   2.05%(4)(2)      1.97%(2)      1.95%(3)      1.92%(2)      1.92%        1.96%
  Net investment income                                1.46%(4)        1.48%         1.01%         0.75%         0.92%         1.01%
Portfolio turnover                                       27%(5)          61%           69%          144%          355%          275%

(1)  Maximum sales load is not reflected in total return calculation.
(2) For the periods ended June 30, 2001, December 31, 2000 and 1998, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the year ended December 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 1.19% and 1.94% for Class A and Class B, respectively.
(4)  Annualized.
(5)  Not annualized.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Oakhurst Strategic Allocation Fund (the "Fund") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk by investing in stocks, bonds and money market instruments. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Directors.

  Certain securities held by the fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2001, the total value of securities for which prices were provided by principal market makers represented approximately 1% of net assets.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

  Effective January 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium and discount on fixed income securities, and classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

F. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2001, the Fund had no options.

G. LOAN AGREEMENTS:

  The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At June 30, 2001, the Fund had no loan agreements.

H. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("TPC"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion; 0.60% of such value between $1 billion and $2 billion; and 0.55% of such value in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of TPC, has advised the Fund that it retained net selling commissions of $4,787 for Class A shares and deferred sales charges of $4,226 for Class B shares for the six months ended June 30, 2001. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 2001, $83,995 was retained by the Distributor, $263,995 was paid to unaffiliated participants and $18,477 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of TPC.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended June 30, 2001, financial agent fees were $116,751, of

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED) (CONTINUED)

which PEPCO received $18,000. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimums and waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2001 transfer agent fees were $220,295 of which PEPCO retained $84,474 which is net of the fees paid to State Street.

  For the six months ended June 30, 2001, the Fund paid PXP Securities Corp., a wholly-owned subsidiary of TPC, brokerage commissions of $6,061 in connection with portfolio transactions effected by it.

  At June 30, 2001, Phoenix Life Insurance Company and its affiliates held 82 Class A shares and 13,485 Class B shares of the Fund with a combined value of $203,389.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended June 30, 2001, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $56,386,067 and $59,779,917, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $12,942,919 and $23,521,270, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

  High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

This report is not authorized for distribution to prospective investors in the Phoenix-Oakhurst Strategic Allocation Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
 ---------------------------------------------------------------------
 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission
 has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
 ---------------------------------------------------------------------

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford CT 06115-0480


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For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.


PXP 462 (8/01)